Investments, at Fair Value - Alternative Investments (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Carrying Value	$ 374,603	$ 385,851	$ 524,927
Unfunded Commitments	60,157	61,135	69,093
Venture Capital
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Carrying Value	164,097	165,933	209,912
Unfunded Commitments	2,877	2,810	3,035
Private Equity
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Carrying Value	143,714	145,073	199,280
Unfunded Commitments	46,838	47,218	55,269
Natural Resources
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Carrying Value	27,832	27,756	31,736
Unfunded Commitments	4,567	5,240	4,994
Hedge Funds
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Carrying Value	19,291	24,935	51,974
Unfunded Commitments	337	337	358
Redeemable investments	10,800	16,400
Private Real Estate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Carrying Value	10,436	10,391	15,757
Unfunded Commitments	4,808	4,800	4,802
Other
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Carrying Value	9,233	11,763	16,268
Unfunded Commitments	$ 730	$ 730	$ 635